Financial instruments - Schedule of Maximum Credit Risk Exposure of the Groups Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	$ 252,362	$ 218,337
Cash and cash equivalents
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	172,359	51,428
Trade receivables
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	69,740	160,217
Other assets
Disclosure Of Credit Risk [Line Items]
Maximum exposure to credit risk	$ 10,263	$ 6,692